UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/11

Item 1.  Reports to Stockholders.

The Collar Fund

Annual Report

April 30, 2011

Investor Information: 1-888-5-COLLAR (1-888-526-5527)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Collar Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

April 30, 2011

Dear Fellow Shareholders:

The Collar FundTM  (COLLX) was launched at a Net Asset Value (NAV) of $10.00 on June 29, 2009.   Fund assets have grown from $42.4 million on October 29, 2010 to $54.4 million on April 29, 2011.  When we reached $50 million in assets, we voluntarily reduced our fee to 49 basis points on assets exceeding $50 million.  This action reflects our goal of offering COLLX to investors at a very competitive price.  Our expenses compare favorably with 2.14%, the 2010 average annual expense for other mutual funds in our Morningstar category.

The portfolio held 57 stocks, each with a collar, at the end of April. The Fund’s NAV fluctuated between $9.90 and $10.86 from inception through April 29, 2011, closing at $10.79 at the end of April.  The Fund’s largest sector weights at the end of April were Telecommunication stocks (20% of total assets) and Material stocks (18.6% of total assets), which contributed to our positive performance from October 29, 2010 to April 29, 2011.  At the end of April, we also held 28.58% in cash or money market funds.  We generally seek to diversify the portfolio as much as possible, provided we can find attractive collars in different sectors.

Taming Volatility

For many decades the equities market has been among the predominant tools utilized by those wishing to participate in the growth of economies.  In fact, many of the tools and models available to investors for the allocation of capital have been constructed with the underlying assumption that equities be held in one form or another.  However, the relatively recent global and technological developments of the past 25 years have been accompanied by increased volatility levels in the markets.  As a result, market moves that, in the past, may have been considered outlying events now seem to occur with greater frequency.

Although the fundamental changes influencing the equities market have led to greater volatility and volume, the fact remains that stocks are still among the predominant avenues for investing.  This challenging situation has led many to avoid the volatility of the stock market by either decreasing or eliminating their allocation to equities, or by seeking tools to mitigate this volatility.

We believe that The Collar FundTM is one such tool that can help investors navigate today’s markets.  Our disciplined option collar strategy reduces the likelihood of outlying returns, either up or down.  It often seems that the best years in the market are those that immediately follow the worst years.  We believe that by reducing exposure to severe market downturns, investors retain a greater amount of their capital to participate in up years.

Sincerely,

Joseph M. Schwab

Elizabeth M. Uhl

Thomas J. Schwab

Co-Portfolio Manager

Co-Portfolio Manager

Co-Portfolio Manager

1052-NLD-5/26/2011

The Collar Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception Through April 30, 2011*

Annualized Total Returns as of April 30, 2011

	One Year	Since Inception*
The Collar Fund	2.72%	4.26%
S&P 500	17.22%	25.86%

________________

* Commencement of operations is June 29, 2009.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.03%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-5-COLLAR (1-888-526-5527).

Portfolio Composition as of April 30, 2011

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011
Shares	Security	Market Value
	COMMON STOCK - 76.11%
	APPAREL - 1.40%
6,500	Deckers Outdoor Corp. *	$ 551,590
11,200	Skechers U.S.A., Inc. - Cl. A *	213,360
		764,950
	BANKS - 0.46%
4,600	HSBC Holdings PLC	250,562

	BIOTECHNOLOGY - 0.92%
11,500	Dendreon Corp. *	499,445

	CHEMICALS - 3.89%
3,300	Agrium, Inc.	298,419
11,900	Mosaic Co.	890,834
16,500	Potash Corp. of Saskatchewan, Inc.	930,270
		2,119,523
	COAL - 1.43%
13,400	Alpha Natural Resources, Inc. *	779,478

	COMPUTERS - 6.68%
5,700	Apple, Inc. *	1,984,911
4,200	Computer Sciences Corp.	214,116
7,200	Hewlett-Packard Co.	290,664
16,000	Research In Motion Ltd. *	778,400
7,600	SanDisk Corp. *	373,464
		3,641,555
	COSMETICS / PERSONAL CARE - 0.39%
2,500	Colgate-Palmolive Co.	210,875

	ENGINEERING & CONSTRUCTION - 0.30%
4,600	Foster Wheeler AG *	163,622

	HEALTHCARE-PRODUCTS - 1.02%
1,600	Intuitive Surgical, Inc. *	559,520

	INTERNET - 18.78%
39,000	Akamai Technologies, Inc. *	1,343,160
1,800	Amazon.com, Inc. *	353,700
15,000	Baidu, Inc. - ADR *	2,227,800
9,900	Ctrip.com International Ltd. - ADR *	482,328
19,300	F5 Networks, Inc. *	1,956,248
10,000	NetEase.com, Inc. - ADR *	492,800
1,800	Netflix, Inc. *	418,806
22,000	Sina Corp. *	2,964,500
		10,239,342

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Shares	Security	Market Value
	IRON / STEEL - 2.36%
3,500	Cliffs Natural Resources, Inc.	$ 328,020
1,800	POSCO - ADR	198,540
16,000	United States Steel Corp.	763,360
		1,289,920
	LODGING - 3.90%
45,300	Las Vegas Sands Corp. *	2,129,553

	MINING - 13.21%
19,500	Agnico-Eagle Mines Ltd.	1,356,810
9,700	Barrick Gold Corp.	494,797
6,600	Cameco Corp.	194,568
11,800	Eldorado Gold Corp.	219,244
6,800	Freeport-McMoRan Copper & Gold, Inc.	374,204
15,700	Goldcorp, Inc.	876,531
2,200	Ivanhoe Mines Ltd *	57,816
8,300	Newmont Mining Corp.	486,463
5,100	Pan American Silver Corp.	184,008
49,400	Silver Wheaton Corp.	2,006,628
21,000	Vulcan Materials Co.	949,200
		7,200,269
	OIL & GAS - 9.72%
62,100	Chesapeake Energy Corp.	2,090,907
13,900	InterOil Corp. *	884,040
6,000	Range Resources Corp.	338,700
38,600	Suncor Energy, Inc.	1,777,144
7,300	Valero Energy Corp.	206,590
		5,297,381
	PHARMACEUTICALS - 2.55%
8,500	Abbott Laboratories	442,340
20,700	Teva Pharmaceutical Industries Ltd.	946,611
		1,388,951
	RETAIL - 1.69%
2,500	Chipotle Mexican Grill, Inc. - Cl. A *	666,975
4,700	Coinstar, Inc. *	253,706
		920,681
	SEMICONDUCTORS - 4.77%
3,300	Broadcom Corp. *	116,094
35,800	Cree, Inc. *	1,458,492
18,400	OmniVision Technologies, Inc. *	618,240
20,400	Rambus, Inc. *	405,960
		2,598,786

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Shares	Security	Market Value
	SOFTWARE - 0.48%
1,900	Salesforce.com, Inc. *	$ 263,340

	TELECOMMUNICATIONS - 2.16%
3,100	Acme Packet, Inc. *	256,091
15,300	Finisar Corp. *	429,777
11,000	JDS Uniphase Corp. *	229,240
6,900	Verizon Communications, Inc.	260,682
		1,175,790

	TOTAL COMMON STOCK	41,493,543
	( Cost - $38,778,725)

Contracts **	PURCHASED PUT OPTIONS - 5.54%
8	Apple, Inc.	1,256
	Expiration July 2011, Exercise Price $290.00
19	Apple, Inc.	4,560
	Expiration July 2011, Exercise Price $300.00
15	Apple, Inc.	9,525
	Expiration July 2011, Exercise Price $325.00
15	Apple, Inc.	21,375
	Expiration October 2011, Exercise Price $320.00
85	Abbott Laboratories	2,635
	Expiration August 2011, Exercise Price $44.00
97	Barrick Gold Corp.	29,585
	Expiration October 2011, Exercise Price $48.00
41	Agnico-Eagle Mines Ltd.	24,190
	Expiration January 2012, Exercise Price $65.00
70	Agnico-Eagle Mines Ltd.	29,400
	Expiration August 2011, Exercise Price $67.50
54	Agnico-Eagle Mines Ltd.	27,270
	Expiration August 2011, Exercise Price $70.00
30	Agnico-Eagle Mines Ltd.	11,850
	Expiration November 2011, Exercise Price $62.50
33	Agrium, Inc.	8,745
	Expiration July 2011, Exercise Price $85.00
67	Akamai Technologies, Inc.	32,495
	Expiration January 2012, Exercise Price $35.00
40	Akamai Technologies, Inc.	50,600
	Expiration May 2011, Exercise Price $47.00
164	Akamai Technologies, Inc.	194,340
	Expiration August 2011, Exercise Price $46.00
54	Akamai Technologies, Inc.	23,220
	Expiration November 2011, Exercise Price $35.00

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.54%
65	Akamai Technologies, Inc.	$ 31,525
	Expiration November 2011, Exercise Price $36.00
18	Amazon.com, Inc.	8,820
	Expiration October 2011, Exercise Price $160.00
45	Alpha Natural Resources, Inc.	1,395
	Expiration June 2011, Exercise Price $47.00
89	Alpha Natural Resources, Inc.	30,705
	Expiration September 2011, Exercise Price $52.50
31	Acme Packet, Inc.	16,430
	Expiration January 2012, Exercise Price $60.00
52	Baidu, Inc. - ADR	14,352
	Expiration January 2012, Exercise Price $96.00
28	Baidu, Inc. - ADR	8,680
	Expiration January 2012, Exercise Price $98.00
28	Baidu, Inc. - ADR	8,960
	Expiration January 2012, Exercise Price $99.00
42	Baidu, Inc. - ADR	8,862
	Expiration September 2011, Exercise Price $110.00
33	Broadcom Corp.	15,015
	Expiration November 2011, Exercise Price $37.00
66	Cameco Corp.	11,550
	Expiration January 2012, Exercise Price $25.00
621	Chesapeake Energy Corp.	21,735
	Expiration January 2012, Exercise Price $20.00
25	Colgate-Palmolive Co.	5,725
	Expiration January 2012, Exercise Price $75.00
35	Cliffs Natural Resources, Inc.	16,450
	Expiration October 2011, Exercise Price $80.00
25	Chipotle Mexican Grill, Inc.	27,000
	Expiration September 2011, Exercise Price $230.00
40	Cree, Inc.	34,800
	Expiration January 2012, Exercise Price $45.00
98	Cree, Inc.	100,940
	Expiration January 2012, Exercise Price $47.50
74	Cree, Inc.	90,428
	Expiration January 2012, Exercise Price $50.00
96	Cree, Inc.	103,200
	Expiration September 2011, Exercise Price $50.00
50	Cree, Inc.	20,250
	Expiration December 2011, Exercise Price $37.50
19	Salesforce.com, Inc.	17,005
	Expiration November 2011, Exercise Price $120.00

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.54%
42	Computer Sciences Corp.	$ 4,830
	Expiration September 2011, Exercise Price $45.00
47	Coinstar, Inc.	7,050
	Expiration October 2011, Exercise Price $40.00
99	Ctrip.com International Ltd. - ADR	16,335
	Expiration September 2011, Exercise Price $39.00
65	Deckers Outdoor Corp.	37,050
	Expiration January 2012, Exercise Price $70.00
61	Dendreon Corp.	9,455
	Expiration January 2012, Exercise Price $30.00
54	Dendreon Corp.	15,120
	Expiration January 2012, Exercise Price $35.00
118	Eldorado Gold Corp.	10,030
	Expiration January 2012, Exercise Price $15.00
68	Freeport-McMoRan Copper & Gold, Inc.	30,600
	Expiration August 2011, Exercise Price $55.00
47	F5 Networks, Inc.	68,150
	Expiration January 2012, Exercise Price $100.00
31	F5 Networks, Inc.	80,910
	Expiration January 2012, Exercise Price $120.00
21	F5 Networks, Inc.	18,270
	Expiration January 2012, Exercise Price $87.50
28	F5 Networks, Inc.	27,720
	Expiration January 2012, Exercise Price $90.00
48	F5 Networks, Inc.	56,640
	Expiration January 2012, Exercise Price $95.00
18	F5 Networks, Inc.	24,840
	Expiration October 2011, Exercise Price $105.00
153	Finisar Corp.	189,720
	Expiration September 2011, Exercise Price $40.00
46	Foster Wheeler AG	10,948
	Expiration January 2012, Exercise Price $30.00
69	Goldcorp, Inc.	897
	Expiration July 2011, Exercise Price $41.00
88	Goldcorp, Inc.	1,760
	Expiration July 2011, Exercise Price $43.00
46	HSBC Holdings PLC	9,292
	Expiration January 2012, Exercise Price $48.00
72	Hewlett-Packard Co.	3,672
	Expiration May 2011, Exercise Price $39.00
45	InterOil Corp.	31,725
	Expiration January 2012, Exercise Price $60.00

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.54%
94	InterOil Corp.	$ 101,520
	Expiration January 2012, Exercise Price $67.50
16	Intuitive Surgical, Inc.	640
	Expiration July 2011, Exercise Price $240.00
22	Ivanhoe Mines Ltd.	6,380
	Expiration January 2012, Exercise Price $25.00
110	JDS Uniphase Corp.	68,750
	Expiration January 2012, Exercise Price $25.00
130	Las Vegas Sands Corp.	2,730
	Expiration June 2011, Exercise Price $36.00
110	Las Vegas Sands Corp.	14,190
	Expiration June 2011, Exercise Price $43.00
28	Las Vegas Sands Corp.	13,608
	Expiration June 2011, Exercise Price $50.00
99	Las Vegas Sands Corp.	24,453
	Expiration September 2011, Exercise Price $41.00
86	Las Vegas Sands Corp.	30,100
	Expiration September 2011, Exercise Price $44.00
56	Mosaic Co.	28,000
	Expiration January 2012, Exercise Price $65.00
63	Mosaic Co.	42,210
	Expiration September 2011, Exercise Price $75.00
51	Newmont Mining Corp.	5,814
	Expiration June 2011, Exercise Price $55.00
32	Newmont Mining Corp.	6,240
	Expiration June 2011, Exercise Price $57.50
18	Netflix, Inc.	702
	Expiration June 2011, Exercise Price $160.00
100	NetEase.com, Inc. - ADR	9,500
	Expiration September 2011, Exercise Price $37.00
184	OmniVision Technologies, Inc.	44,160
	Expiration January 2012, Exercise Price $25.00
51	Pan American Silver Corp.	19,890
	Expiration July 2011, Exercise Price $37.00
18	POSCO - ADR	13,860
	Expiration November 2011, Exercise Price $105.00
84	Potash Corp. of Saskatchewan, Inc.	32,760
	Expiration September 2011, Exercise Price $55.00
81	Potash Corp. of Saskatchewan, Inc.	45,360
	Expiration September 2011, Exercise Price $58.33
44	Research In Motion Ltd.	29,480
	Expiration September 2011, Exercise Price $52.50

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.54%
34	Research In Motion Ltd.	$ 29,580
	Expiration September 2011, Exercise Price $55.00
82	Research In Motion Ltd.	85,280
	Expiration September 2011, Exercise Price $57.50
204	Rambus, Inc.	45,696
	Expiration January 2012, Exercise Price $17.50
60	Range Resources Corp.	10,500
	Expiration September 2011, Exercise Price $47.00
23	Sina Corp.	43,010
	Expiration January 2012, Exercise Price $125.00
45	Sina Corp.	2,025
	Expiration January 2012, Exercise Price $50.00
18	Sina Corp.	5,130
	Expiration January 2012, Exercise Price $75.00
45	Sina Corp.	16,200
	Expiration January 2012, Exercise Price $80.00
35	Sina Corp.	700
	Expiration June 2011, Exercise Price $60.00
57	Sina Corp.	684
	Expiration June 2011, Exercise Price $67.50
112	Skechers U.S.A., Inc. - Cl. A	35,840
	Expiration January 2012, Exercise Price $20.00
261	Silver Wheaton Corp.	65,250
	Expiration January 2012, Exercise Price $30.00
77	Silver Wheaton Corp.	33,880
	Expiration January 2012, Exercise Price $35.00
86	Silver Wheaton Corp.	5,504
	Expiration June 2011, Exercise Price $33.00
70	Silver Wheaton Corp.	44,450
	Expiration December 2011, Exercise Price $40.00
76	SanDisk Corp.	26,600
	Expiration July 2011, Exercise Price $50.00
99	Suncor Energy, Inc.	7,227
	Expiration September 2011, Exercise Price $36.00
74	Suncor Energy, Inc.	8,362
	Expiration September 2011, Exercise Price $38.00
96	Suncor Energy, Inc.	13,152
	Expiration September 2011, Exercise Price $39.00
117	Suncor Energy, Inc.	20,007
	Expiration September 2011, Exercise Price $40.00
108	Teva Pharmaceutical Industries Ltd.	26,028
	Expiration January 2012, Exercise Price $42.50

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 5.54%
99	Teva Pharmaceutical Industries Ltd.	$ 48,015
	Expiration January 2012, Exercise Price $47.50
73	Valero Energy Corp.	15,695
	Expiration January 2012, Exercise Price $25.00
210	Vulcan Materials Co.	42,000
	Expiration August 2011, Exercise Price $42.00
69	Verizon Communications, Inc.	4,140
	Expiration October 2011, Exercise Price $32.00
160	United States Steel Corp.	127,200
	Expiration October 2011, Exercise Price $52.50
	TOTAL PURCHASED OPTIONS	3,022,389
	( Cost - $4,234,168)

	SHORT-TERM INVESTMENTS - 28.58%
Shares	MONEY MARKET FUND - 28.58%
15,579,469	Dreyfus Treasury Prime Cash Management, 0.00% +	15,579,469
	TOTAL SHORT-TERM INVESTMENTS	15,579,469
	( Cost - $15,579,469)
	TOTAL INVESTMENTS - 110.23%
	( Cost - $58,592,362) (a)	60,095,401
	CALL OPTIONS WRITTEN - (10.03) %	(5,470,454)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20) %	(105,010)
	NET ASSETS - 100.00%	$ 54,519,937

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on April 30, 2011.
ADR - American Depositary Receipt
^ Each common stock position is subject to written call options.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN - (10.03) %
8	Apple, Inc.	$ 22,280
	Expiration July 2011, Exercise Price $330.00
19	Apple, Inc.	41,135
	Expiration July 2011, Exercise Price $340.00
15	Apple, Inc.	16,950
	Expiration July 2011, Exercise Price $360.00
15	Apple, Inc.	33,900
	Expiration October 2011, Exercise Price $365.00
85	Abbott Laboratories	31,450
	Expiration August 2011, Exercise Price $49.00
97	Barrick Gold Corp.	25,899
	Expiration October 2011, Exercise Price $55.00

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (10.03) %
41	Agnico-Eagle Mines Ltd.	$ 16,195
	Expiration January 2012, Exercise Price $80.00
70	Agnico-Eagle Mines Ltd.	19,460
	Expiration August 2011, Exercise Price $75.00
54	Agnico-Eagle Mines Ltd.	8,532
	Expiration August 2011, Exercise Price $80.00
30	Agnico-Eagle Mines Ltd.	19,950
	Expiration November 2011, Exercise Price $70.00
33	Agrium, Inc.	9,240
	Expiration July 2011, Exercise Price $95.00
67	Akamai Technologies, Inc.	17,688
	Expiration January 2012, Exercise Price $40.00
40	Akamai Technologies, Inc.	40
	Expiration May 2011, Exercise Price $52.50
164	Akamai Technologies, Inc.	2,952
	Expiration August 2011, Exercise Price $52.50
54	Akamai Technologies, Inc.	11,880
	Expiration November 2011, Exercise Price $40.00
65	Akamai Technologies, Inc.	12,155
	Expiration November 2011, Exercise Price $41.00
18	Amazon.com, Inc.	47,250
	Expiration October 2011, Exercise Price $180.00
45	Alpha Natural Resources, Inc.	29,475
	Expiration June 2011, Exercise Price $52.50
89	Alpha Natural Resources, Inc.	43,165
	Expiration September 2011, Exercise Price $60.00
31	Acme Packet, Inc.	65,100
	Expiration January 2012, Exercise Price $70.00
108	Baidu, Inc. - ADR	410,400
	Expiration January 2012, Exercise Price $120.00
42	Baidu, Inc. - ADR	124,740
	Expiration September 2011, Exercise Price $125.00
33	Broadcom Corp.	3,795
	Expiration November 2011, Exercise Price $42.00
66	Cameco Corp.	21,120
	Expiration January 2012, Exercise Price $30.00
621	Chesapeake Energy Corp.	589,950
	Expiration January 2012, Exercise Price $25.00
25	Colgate-Palmolive Co.	11,250
	Expiration January 2012, Exercise Price $85.00
35	Cliffs Natural Resources, Inc.	42,700
	Expiration October 2011, Exercise Price $90.00

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (10.03) %
25	Chipotle Mexican Grill, Inc.	$ 72,000
	Expiration September 2011, Exercise Price $260.00
98	Cree, Inc.	19,208
	Expiration January 2012, Exercise Price $55.00
40	Cree, Inc.	6,200
	Expiration January 2012, Exercise Price $57.50
74	Cree, Inc.	9,102
	Expiration January 2012, Exercise Price $60.00
96	Cree, Inc.	8,064
	Expiration September 2011, Exercise Price $55.00
50	Cree, Inc.	25,000
	Expiration December 2011, Exercise Price $42.50
19	Salesforce.com, Inc.	35,435
	Expiration November 2011, Exercise Price $135.00
42	Computer Sciences Corp.	15,540
	Expiration September 2011, Exercise Price $50.00
47	Coinstar, Inc.	61,570
	Expiration October 2011, Exercise Price $45.00
99	Ctrip.com International Ltd. - ADR	77,220
	Expiration September 2011, Exercise Price $44.00
65	Deckers Outdoor Corp.	83,200
	Expiration January 2012, Exercise Price $85.00
61	Dendreon Corp.	68,320
	Expiration January 2012, Exercise Price $35.00
54	Dendreon Corp.	43,200
	Expiration January 2012, Exercise Price $40.00
118	Eldorado Gold Corp.	21,004
	Expiration January 2012, Exercise Price $20.00
68	Freeport-McMoRan Copper & Gold, Inc.	10,948
	Expiration August 2011, Exercise Price $62.50
21	F5 Networks, Inc.	33,705
	Expiration January 2012, Exercise Price $100.00
28	F5 Networks, Inc.	38,920
	Expiration January 2012, Exercise Price $105.00
95	F5 Networks, Inc.	92,150
	Expiration January 2012, Exercise Price $115.00
31	F5 Networks, Inc.	9,610
	Expiration January 2012, Exercise Price $145.00
18	F5 Networks, Inc.	10,260
	Expiration October 2011, Exercise Price $120.00
153	Finisar Corp.	1,530
	Expiration September 2011, Exercise Price $45.00

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (10.03) %
46	Foster Wheeler AG	$ 22,218
	Expiration January 2012, Exercise Price $35.00
69	Goldcorp, Inc.	67,620
	Expiration July 2011, Exercise Price $46.00
88	Goldcorp, Inc.	65,120
	Expiration July 2011, Exercise Price $49.00
46	HSBC Holdings PLC	10,856
	Expiration January 2012, Exercise Price $57.50
72	Hewlett-Packard Co.	792
	Expiration May 2011, Exercise Price $44.00
45	InterOil Corp.	22,050
	Expiration January 2012, Exercise Price $75.00
41	InterOil Corp.	15,580
	Expiration January 2012, Exercise Price $80.00
53	InterOil Corp.	14,681
	Expiration January 2012, Exercise Price $85.00
16	Intuitive Surgical, Inc.	129,760
	Expiration July 2011, Exercise Price $270.00
22	Ivanhoe Mines Ltd.	5,610
	Expiration January 2012, Exercise Price $30.00
110	JDS Uniphase Corp.	11,440
	Expiration January 2012, Exercise Price $30.00
130	Las Vegas Sands Corp.	86,450
	Expiration June 2011, Exercise Price $41.00
66	Las Vegas Sands Corp.	16,170
	Expiration June 2011, Exercise Price $48.00
99	Las Vegas Sands Corp.	48,213
	Expiration September 2011, Exercise Price $47.00
86	Las Vegas Sands Corp.	31,820
	Expiration September 2011, Exercise Price $50.00
44	Las Vegas Sands Corp.	8,976
	Expiration June 2011, Exercise Price $49.00
28	Las Vegas Sands Corp.	1,148
	Expiration June 2011, Exercise Price $57.50
56	Mosaic Co.	40,880
	Expiration January 2012, Exercise Price $80.00
63	Mosaic Co.	20,160
	Expiration September 2011, Exercise Price $85.00
51	Newmont Mining Corp.	5,304
	Expiration June 2011, Exercise Price $62.50
32	Newmont Mining Corp.	1,888
	Expiration June 2011, Exercise Price $65.00

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (10.03) %
18	Netflix, Inc.	$ 96,066
	Expiration June 2011, Exercise Price $180.00
100	NetEase.com, Inc. - ADR	93,000
	Expiration September 2011, Exercise Price $42.00
184	OmniVision Technologies, Inc.	149,040
	Expiration January 2012, Exercise Price $30.00
51	Pan American Silver Corp.	6,732
	Expiration July 2011, Exercise Price $42.00
18	POSCO - ADR	8,640
	Expiration November 2011, Exercise Price $120.00
81	Potash Corp. of Saskatchewan, Inc.	13,365
	Expiration September 2011, Exercise Price $65.00
84	Potash Corp. of Saskatchewan, Inc.	20,832
	Expiration September 2011, Exercise Price $61.67
78	Research In Motion Ltd.	7,722
	Expiration September 2011, Exercise Price $62.50
82	Research In Motion Ltd.	6,560
	Expiration September 2011, Exercise Price $65.00
204	Rambus, Inc.	58,956
	Expiration January 2012, Exercise Price $22.50
60	Range Resources Corp.	40,800
	Expiration September 2011, Exercise Price $52.50
45	Sina Corp.	198,000
	Expiration January 2012, Exercise Price $100.00
23	Sina Corp.	48,070
	Expiration January 2012, Exercise Price $145.00
18	Sina Corp.	92,070
	Expiration January 2012, Exercise Price $90.00
57	Sina Corp.	340,290
	Expiration June 2011, Exercise Price $75.00
45	Sina Corp.	326,250
	Expiration January 2012, Exercise Price $62.50
32	Sina Corp.	214,720
	Expiration June 2011, Exercise Price $67.50
112	Skechers U.S.A., Inc. - Cl. A	10,416
	Expiration January 2012, Exercise Price $25.00
202	Silver Wheaton Corp.	202,000
	Expiration January 2012, Exercise Price $35.00
77	Silver Wheaton Corp.	43,197
	Expiration January 2012, Exercise Price $45.00
59	Silver Wheaton Corp.	44,250
	Expiration January 2012, Exercise Price $40.00

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011 (Continued)
Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (10.03) %
70	Silver Wheaton Corp.	$ 33,250
	Expiration December 2011, Exercise Price $46.00
86	Silver Wheaton Corp.	39,560
	Expiration June 2011, Exercise Price $38.00
76	SanDisk Corp.	8,968
	Expiration July 2011, Exercise Price $55.00
99	Suncor Energy, Inc.	66,330
	Expiration September 2011, Exercise Price $41.00
74	Suncor Energy, Inc.	39,960
	Expiration September 2011, Exercise Price $43.00
96	Suncor Energy, Inc.	43,680
	Expiration September 2011, Exercise Price $44.00
117	Suncor Energy, Inc.	49,140
	Expiration September 2011, Exercise Price $45.00
108	Teva Pharmaceutical Industries Ltd.	23,004
	Expiration January 2012, Exercise Price $50.00
99	Teva Pharmaceutical Industries Ltd.	10,494
	Expiration January 2012, Exercise Price $55.00
73	Valero Energy Corp.	19,710
	Expiration January 2012, Exercise Price $30.00
210	Vulcan Materials Co.	36,750
	Expiration August 2011, Exercise Price $48.00
69	Verizon Communications, Inc.	10,419
	Expiration October 2011, Exercise Price $38.00
160	United States Steel Corp.	20,640
	Expiration October 2011, Exercise Price $60.00
	TOTAL CALL OPTIONS WRITTEN	$ 5,470,454
	(Proceeds - $ 4,382,050) (a)

** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written)
is $54,531,913 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 6,532,260
	Unrealized Depreciation:	(6,439,226)
	Net Unrealized Appreciation:	$ 93,034

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011

Assets:
Investments in Securities at Market Value (identified cost $58,592,362)	$ 60,095,401
Deposit with Broker	5,111
Receivable for Fund Shares Sold	121,490
Dividends and Interest Receivable	13,143
Total Assets	60,235,145

Liabilities:
Call Options Written, at value (proceeds $4,382,050)	5,470,454
Payable for Fund Shares Repurchased	6,425
Accrued Advisory Fee	40,374
Payable for Securities purchased	197,955
Total Liabilities	5,715,208

Net Assets (Unlimited shares of no par value authorized;
5,054,003 shares of beneficial interest outstanding)	$ 54,519,937

Net Asset Value, Offering and Redemption Price Per Share
($54,519,937 / 5,054,003 shares of beneficial interest outstanding)	$ 10.79

Composition of Net Assets:
At April 30, 2011, Net Assets consisted of:
Paid-in-Capital	$ 52,880,019
Accumulated Net Realized Gain on Investments	1,225,283
Net Unrealized Appreciation (Depreciation) on:
Investments	2,714,818
Options Purchased	(1,211,779)
Options Written	(1,088,404)
Net Assets	$ 54,519,937

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2011

Investment Income:
Dividend Income (Less $4,232 Foreign Taxes Withholding)	$ 235,089
Interest Income	324
Total Investment Income	235,413

Expenses:
Investment Advisory Fees	398,100
Less: Expenses Waived by Adviser	(3,281)

Net Expenses	394,819

Net Investment Loss	(159,406)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) From:
Investments	3,078,318
Options Purchased	(3,312,417)
Options Written	1,644,113
Net Realized Gain on Investments and Options	1,410,014
Purchased and Written
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	273,588
Options Purchased	39,912
Options Written	(271,384)
Net Change in Unrealized Appreciation on	42,116
Investment and Options Purchased and Written

Net Realized and Unrealized Gain on Investments	1,452,130

Net Increase in Net Assets Resulting From Operations	$ 1,292,724

**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF CHANGES IN NET ASSETS
April 30, 2011
	Year	Period **
	Ended	Ended
	April 30, 2011	April 30, 2010
Operations:
Net Investment Loss	$ (159,406)	$ (19,975)
Net Realized Gain on Investments and Options Purchased & Written	1,410,014	7,917
Net Change in Unrealized Appreciation on
Investments and Options Purchased & Written	42,116	372,519
Net Increase in Net Assets
Resulting From Operations	1,292,724	360,461

Distributions to Shareholders From:
Net Realized Capital Gains ($0.01 per share)	(25,325)	-
Total Distributions to Shareholders	(25,325)	-

Beneficial Interest Transactions:
Proceeds from Shares Issued (3,170,117 and 2,820,135 shares, respectively)	33,553,288	29,275,423
Distributions Reinvested (2,008 and 0 shares, respectively)	21,590	-
Cost of Shares Redeemed (840,229 and 98,028 shares, respectively)	(8,931,139)	(1,027,085)
Total Beneficial Interest Transactions	24,643,739	28,248,338

Increase in Net Assets	25,911,138	28,608,799

Net Assets:
Beginning of Period	28,608,799	-
End of Period	$ 54,519,937	$ 28,608,799

**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund
FINANCIAL HIGHLIGHTS
April 30, 2011

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Year Ended	Period Ended
	April 30, 2011	April 30, 2010**

Net Asset Value, Beginning of Period	$ 10.51	$ 10.00
Increase (Decrease) From Operations:
Net investment loss (a)	(0.04)	(0.02)
Net gain from securities
(both realized and unrealized)	0.33	0.53
Total from operations	0.29	0.51

Less Distributions:
From net realized gains on investments	(0.01)	-
Total Distributions	(0.01)	-

Net Asset Value, End of Period	$ 10.79	$ 10.51

Total Return (b)	2.72%	5.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 54,520	$ 28,609
Ratios to average net assets (e):
Expenses, net of fee waiver	0.94%	0.95%	(c)
Expenses, before fee waiver	0.95%	0.95%	(c)
Net investment income, net of fee waiver	(0.38)%	(0.20)%	(c)
Portfolio turnover rate	101.33%	0.46%	(d)
__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of investment companies in which the Fund invests.
**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2011

1.

ORGANIZATION

The Collar Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on June 29, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2011 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 41,493,543	$ -	$ -	$ 41,493,543
Purchased Put Options	2,329,904	692,485	-	3,022,389
Money Market Fund	15,579,469	-	-	15,579,469
Total	$ 59,402,916	$ 692,485	$ -	$ 60,095,401

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 4,608,028	$ 862,426	$ -	$ 5,470,454
Total	$ 4,608,028	$ 862,426	$ -	$ 5,470,454

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers between Level 1 and Level 2 during the current period presented.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2011 (Continued)

minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of April 30, 2011, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $2,300,183 and $1,704,182, respectively. Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Summit Portfolio Advisors, LLC. (the “Adviser”).  The Adviser pays all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage expenses, taxes, interest, dividend expense on securities sold short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.95% of the average daily net assets of the Fund.  For the year ended April 30, 2011, the Adviser earned advisory fees of $398,100.

The Adviser has voluntarily agreed to reduce its management fee to 0.49% on net assets exceeding $50 million.  During the year ended April 30, 2011, the Adviser waived $3,281 in Advisory fees.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended April 30, 2011 amounted to $47,921,874 and $33,716,504, respectively.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2011 (Continued)

Transactions in option contracts written during the year ended April 30, 2011 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	6,488	$ 2,621,367
Options written	9,383	5,440,543
Options Closed	(179)	(139,018)
Options exercised	(4,342)	(1,932,607)
Options expired	(3,848)	(1,608,235)
Outstanding at End of Period	7,502	$ 4,382,050

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of April 30, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences primarily attributable to the net operating losses resulted in reclassification for the period ended April 30, 2011 as follows: a decrease in accumulated net investment loss of $159,406 and a decrease in accumulated net realized gain on investments of $159,406.

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Dreyfus Treasury Prime Cash Management Fund (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of April 30, 2011, the percentage of the Fund’s net assets invested in the Portfolio was 28.58%.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2011 (Continued)

7.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

The Collar Fund

We have audited the accompanying statement of assets and liabilities of The Collar Fund, a series of Northern Lights Fund Trust (the “Trust”), including the portfolio of investments, as of April 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from June 29, 2009 (commencement of operations) through April 30, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Collar Fund as of April 30, 2011, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 27, 2011

The Collar Fund

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	86
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	86
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	86

The Collar Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2011

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (33)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC,  (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-5-COLLAR (1-888-526-5527).

The Collar Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2011

As a shareholder of The Collar Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Collar Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/01/10 - 4/30/11
Actual
The Collar Fund	$1,000.00	$1,019.44	$4.71
Hypothetical (5% return before expenses)
The Collar Fund	$1,000.00	$1,020.13	$4.71

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.94% multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Renewal of Advisory Agreement – The Collar Fund

In connection with a regular meeting held on February 23, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Summit Portfolio Advisors, LLC  (“Summit” or the “Adviser”) and the Trust, on behalf of The Collar Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Summits’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Summits’ financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Summits’ past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that Summit charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

ADDITIONAL INFORMATION (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 6 to the financial statements of The Collar Fund, the following pages will include the financial statements of the aforementioned underlying fund, Dreyfus Treasury Prime Cash Management Fund (“the Portfolio”).  The pages have been extracted from the latest audited annual report published for the Portfolio, dated January 31, 2011. The full report of Dreyfus Cash Management Funds, along with the report of the independent registered public accounting firm is included in the Dreyfus Cash Management Funds’ N-CSR filing dated April 4, 2011, available at ‘www.sec.gov’.  Only data presented for the Dreyfus Treasury Prime Cash Management Fund is pertinent to the overall review of the financial statements of The Collar Fund.  Following the pages extracted from the January 31, 2011 report, the reader will find an unaudited portfolio of holdings for the Dreyfus Treasury Prime Cash Management Fund as of April 30, 2011.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2011

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc.

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Dreyfus New York AMT-Free Municipal Cash Management

BNY MELLON
ASSET MANAGEMENT

Dreyfus

STATEMENT OF INVESTMENTS

January 31, 2011

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—80.1%
2/3/11	0.12	1,530,000,000	1,529,990,083
2/10/11	0.12	2,624,174,000	2,624,098,560
2/17/11	0.14	1,967,000,000	1,966,877,289
2/24/11	0.14	2,345,000,000	2,344,790,930
3/3/11	0.15	834,000,000	833,894,642
3/10/11	0.14	1,987,000,000	1,986,712,823
3/17/11	0.14	250,000,000	249,958,750
3/24/11	0.13	1,428,000,000	1,427,733,461
3/31/11	0.16	1,130,000,000	1,129,717,814
4/14/11	0.15	700,000,000	699,797,000
4/28/11	0.17	300,000,000	299,878,167
5/26/11	0.19	225,000,000	224,864,625
6/16/11	0.19	250,000,000	249,826,563
6/23/11	0.18	500,000,000	499,645,000
7/7/11	0.18	80,000,000	79,937,600
7/14/11	0.18	800,000,000	799,366,111
7/28/11	0.19	250,000,000	249,772,604
Total U.S. Treasury Bills
(cost $17,196,862,022)			17,196,862,022

U.S. Treasury Notes—22.9%
2/28/11	0.15	591,550,000	591,867,986
2/28/11	0.15	258,641,000	259,479,460
3/31/11	0.20	755,000,000	760,468,305
3/31/11	0.21	500,000,000	500,527,652
5/2/11	0.16	1,392,000,000	1,394,376,204
5/2/11	0.27	300,000,000	303,406,000

STATEMENT OF INVESTMENTS (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
5/31/11		0.19	300,000,000	304,582,753
6/30/11		0.18	300,000,000	301,159,357
9/30/11		0.23	200,000,000	201,010,346
9/30/11		0.24	300,000,000	308,428,512
Total U.S. Treasury Notes
(cost $4,925,306,575)				4,925,306,575
Total Investments (cost $22,122,168,597)			103.0%	22,122,168,597
Liabilities, Less Cash and Receivables			(3.0%)	(652,987,042)
Net Assets			100.0%	21,469,181,555

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	80.1	U.S. Treasury Notes		22.9
				103.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2011

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	28,910,565[a]	6,397,982[a]	23,976,244[a]	4,453,845	10,704,913[a]	22,122,169
Cash	18,017	15,765	29,970	22,419	4,874	40,140
Interest receivable	13,321	1,463	14,536	1,112	18,207	35,823
Prepaid expenses and other assets	93	157	111	105	80	120
	28,941,996	6,415,367	24,020,861	4,477,481	10,728,074	22,198,252
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	6,075	1,343	4,709	705	1,889	3,045
Payable for investment securities purchased	—	—	—	—	—	652,679
Payable for shares of Beneficial
Interest/Common Stock redeemed	6,777	9,924	30,085	34,668	3,752	73,266
Accrued expenses	158	48	176	108	113	80
	13,010	11,315	34,970	35,481	5,754	729,070
Net Assets ($)	28,928,986	6,404,052	23,985,891	4,442,000	10,722,320	21,469,182
Composition of Net Assets ($):
Paid-in capital	28,928,868	6,405,204	23,985,913	4,442,000	10,722,310	21,469,124
Accumulated net realized
gain (loss) on investments	118	(1,152)	(22)	—	10	58
Net Assets ($)	28,928,986	6,404,052	23,985,891	4,442,000	10,722,320	21,469,182
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	24,512,113	4,741,039	20,528,937	2,791,718	7,944,134	15,015,741
Shares Outstanding	24,512,011	4,741,892	20,528,984	2,791,721	7,944,125	15,015,701
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	2,948,841	735,171	1,704,545	556,952	1,823,005	3,214,724
Shares Outstanding	2,948,833	735,302	1,704,549	556,952	1,823,004	3,214,718
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	791,969	693,485	1,091,277	561,280	422,308	1,053,916
Shares Outstanding	791,969	693,610	1,091,278	561,281	422,309	1,053,913
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	615,906	225,043	530,807	476,337	418,139	2,163,418
Shares Outstanding	615,899	225,084	530,808	476,337	418,138	2,163,409
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	4,138	—	—	5,170	—
Shares Outstanding	—	4,139	—	—	5,170	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Select Shares
Net Assets ($)	—	5,175	—	—	19,108	—
Shares Outstanding	—	5,176	—	—	19,108	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Agency Shares
Net Assets ($)	60,157	1	130,325	55,713	38,280	21,383
Shares Outstanding	60,156	1	130,325	55,712	38,280	21,383
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	—	52,176	—
Shares Outstanding	—	—	—	—	52,176	—
Net Asset Value Per Share ($)	—	—	—	—	1.00	—
† Investments at cost ($)	28,910,565	6,397,982	23,976,244	4,453,845	10,704,913	22,122,169

a Amount includes repurchase agreements of $2,839,000, $970,000, $9,318,000 and $7,693,000 for Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus
Government Cash Management and Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

The Funds	59

STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2011

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Investment Income ($):
Interest Income	109,611	22,454	64,490	10,107	26,755	31,827
Expenses:
Management fee—Note 2(a)	62,187	12,684	52,231	9,262	26,343	44,204
Distribution fees—Note 2(b)	11,648	4,317	7,531	3,967	7,500	19,873
Custodian fees—Note 2(c)	981	295	854	184	495	617
Shareholder servicing costs—Note 2(c)	672	278	321	151	672	545
Registration fees	177	231	272	259	173	212
Trustees’/Directors’ fees
and expenses—Note 2(d)	129	22	112	21	59	94
Professional fees	89	72	81	45	80	82
Prospectus and shareholders’ reports	34	78	154	69	81	186
Miscellaneous	677	97	493	135	298	447
Total Expenses	76,594	18,074	62,049	14,093	35,701	66,260
Less—reduction in expenses
due to undertaking—Note 2(a)	(5,173)	(1,362)	(6,521)	(4,387)	(9,447)	(34,440)
Less—reduction in management fee
due to undertaking—Note 2(a)	—	(3,701)	—	—	—	—
Less—reduction in fees
due to earnings credits—Note 2(c)	—	(8)	(3)	—	(7)	(8)
Net Expenses	71,421	13,003	55,525	9,706	26,247	31,812
Investment Income—Net	38,190	9,451	8,965	401	508	15
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	120	391	(22)	28	45	58
Net Increase in Net Assets
Resulting from Operations	38,310	9,842	8,943	429	553	73

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	61

	Dreyfus Treasury &		Dreyfus Treasury
	Agency Cash Management		Prime Cash Management
	Year Ended January 31,		Year Ended January 31,
	2011	2010	2011	2010
Operations ($):
Investment income—net	508	10,789	15	5,500
Net realized gain (loss) on investments	45	136	58	102
Net Increase (Decrease) in Net Assets
Resulting from Operations	553	10,925	73	5,602
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(549)	(10,543)	(78)	(5,594)
Investor Shares	(8)	(5)	(20)	(9)
Administrative Shares	(2)	(214)	(6)	(11)
Participant Shares	(2)	(1)	(13)	(6)
Service Shares	—[a]	—[a]	—	—
Select Shares	—[a]	—[a]	—	—
Agency Shares	—[a]	(26)	—[a]	(13)
Premier Shares	(1)	—[a]	—	—
Total Dividends	(562)	(10,789)	(117)	(5,633)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	49,934,745	68,033,436	55,449,345	60,299,612
Investor Shares	10,365,713	11,174,580	9,217,693	9,985,602
Administrative Shares	2,395,745	4,043,353	3,143,989	4,671,129
Participant Shares	1,832,518	2,139,953	10,611,292	11,299,483
Service Shares	3,015	5,379	—	—
Select Shares	63,744	69,667	—	—
Agency Shares	41,114	208,593	117,080	666,934
Premier Shares	421,004	886,267	—	—
Dividends reinvested:
Institutional Shares	88	3,198	24	2,210
Investor Shares	1	1	10	5
Administrative Shares	1	135	3	6
Participant Shares	1	—[a]	10	5
Service Shares	—[a]	—[a]	—	—
Select Shares	—	—[a]	—	—
Agency Shares	—[a]	—[a]	—[a]	10
Premier Shares	—	—[a]	—	—
Cost of shares redeemed:
Institutional Shares	(54,005,747)	(72,482,785)	(59,184,393)	(72,138,346)
Investor Shares	(10,464,335)	(12,569,809)	(10,224,890)	(13,286,181)
Administrative Shares	(2,667,965)	(4,703,968)	(3,361,742)	(5,925,054)
Participant Shares	(1,934,704)	(2,063,624)	(11,046,691)	(14,137,635)
Service Shares	(3,104)	(5,553)	—	—
Select Shares	(69,446)	(77,569)	—	—
Agency Shares	(73,609)	(201,117)	(477,114)	(694,755)
Premier Shares	(429,918)	(860,009)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,591,139)	(6,399,872)	(5,755,384)	(19,256,975)
Total Increase (Decrease) In Net Assets	(4,591,148)	(6,399,736)	(5,755,428)	(19,257,006)
Net Assets ($):
Beginning of Period	15,313,468	21,713,204	27,224,610	46,481,616
End of Period	10,722,320	15,313,468	21,469,182	27,224,610

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	65

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Treasury
Prime Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.21	.14	.00[b]	15,016
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.22	.19	.03	18,751
2009	1.00	.012	(.012)	1.00	1.24	.22	.22	.78	30,587
2008	1.00	.042	(.042)	1.00	4.28	.20	.20	3.81	5,373
2007	1.00	.046	(.046)	1.00	4.68	.20	.20	4.57	1,043
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.14	.00[b]	3,215
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.22	.00[b]	4,222
2009	1.00	.010	(.010)	1.00	1.01	.46	.44	.56	7,522
2008	1.00	.039	(.039)	1.00	4.02	.45	.45	3.56	2,573
2007	1.00	.043	(.043)	1.00	4.43	.45	.45	4.32	615
Administrative Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.31	.14	.00[b]	1,054
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.21	.00[b]	1,272
2009	1.00	.011	(.011)	1.00	1.15	.32	.31	.69	2,526
2008	1.00	.041	(.041)	1.00	4.18	.30	.30	3.71	438
2007	1.00	.045	(.045)	1.00	4.59	.30	.30	4.47	5
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.15	.00[b]	2,163
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.22	.00[b]	2,599
2009	1.00	.009	(.009)	1.00	.89	.62	.53	.47	5,437
2008	1.00	.038	(.038)	1.00	3.87	.60	.60	3.41	975
2007	1.00	.042	(.042)	1.00	4.27	.60	.60	4.17	121
Agency Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.27	.11	.00[b]	21
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.28	.19	.01	381
2009	1.00	.012	(.012)	1.00	1.18	.27	.27	.73	409
2008[c]	1.00	.011	(.011)	1.00	3.38[d]	.26[d]	.26[d]	3.75[d]	—[e]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.
e	Amount represents less than $1 million.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus NewYork Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, New York state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares). In addition, Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury & Agency Cash Management also offer Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management also offers Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held the following shares:

Dreyfus Cash Management
Plus, Inc., Agency Shares	1,046

Dreyfus Municipal Cash
Management Plus, Agency Shares	1,036

Dreyfus New York Municipal
Cash Management, Agency Shares	1,034

Dreyfus California AMT-Free
Municipal Cash Management,
Agency Shares	1,032

Dreyfus New York AMT-Free
Municipal Cash Management,
Participant Shares	10,000

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Funds	81

NOTES TO FINANCIAL STATEMENTS (continued)

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees/Directors to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of January 31, 2011 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of each of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends,

Table 1—Fair Value Measurements

		Short-Term Investments ($)†
	Level 1—Unadjusted	Level 2—Other Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Cash Management	—	28,910,565,183	—	28,910,565,183
Dreyfus Cash Management Plus, Inc.	—	6,397,982,138	—	6,397,982,138
Dreyfus Government Cash Management	—	23,976,244,060	—	23,976,244,060
Dreyfus Government Prime Cash Management	—	4,453,844,562	—	4,453,844,562
Dreyfus Treasury & Agency Cash Management	—	10,704,912,829	—	10,704,912,829
Dreyfus Treasury Prime Cash Management	—	22,122,168,597	—	22,122,168,597
Dreyfus Municipal Cash Management Plus	—	1,025,948,832	—	1,025,948,832
Dreyfus New York Municipal Cash Management	—	827,885,313	—	827,885,313
Dreyfus Tax Exempt Cash Management	—	3,269,169,876	—	3,269,169,876
Dreyfus California AMT—Free Municipal Cash Management	—	253,806,143	—	253,806,143
Dreyfus New York AMT—Free Municipal Cash Management	—	148,181,239	—	148,181,239

†	See Statements of Investments for additional detailed categorizations.

The Funds	83

NOTES TO FINANCIAL STATEMENTS (continued)

by complying with the applicable provisions of the Code and to make distributions of income and net realized gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2011, the funds did not have any liabilities for any uncertain tax posi-tions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended January 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 2 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2011.

The tax character of distributions paid to shareholders for each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal periods ended January 31, 2011 and January 31, 2010, were all ordinary income.

Table 3 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal periods ended January 31, 2011 and January 31, 2010.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to capital contributions by an affiliate, Dreyfus Cash Management Plus, Inc. increased accumulated net realized gain (loss) on investments by $16,792,692 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Government Cash Management increased accumulated undistributed investment income-net by $137,215 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

Table 2—Capital Loss Carryover

				Expiring in fiscal: ($ x 1,000)
				2018	2019	Total
Dreyfus Cash Management Plus, Inc.				1,152	—	1,152
Dreyfus Government Cash Management				—	22	22
Dreyfus Municipal Cash Management Plus				—	10	10

Table 3—Tax Character of Distributions Paid

Tax Character of Distributions Paid ($ x 1,000)		2011			2010
			Long-Term			Long-Term
	Tax-Exempt	Ordinary	Capital	Tax-Exempt	Ordinary	Capital
	Income	Income	Gains	Income	Income	Gains
Dreyfus Municipal Cash Management Plus	726	—	2	8,292	175	—
Dreyfus New York Municipal Cash Management	630	31	—	3,592	3	85
Dreyfus Tax Exempt Cash Management	2,768	170	145	23,272	97	43
Dreyfus California AMT-Free Municipal Cash Management	234	—	—	676	15	—
Dreyfus New York AMT-Free Municipal Cash Management	157	8	—	586	—	—

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Government Prime Cash Management increased accumulated undistributed investment income-net by $44,964, decreased accumulated net realized gain (loss) on investments by $41,162 and decreased paid-in capital by $3,802. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Treasury & Agency Cash Management increased accumulated undistributed investment income-net by $53,468 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Treasury Prime Cash Management increased accumulated undistributed investment income-net by $102,189 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Municipal Cash Management Plus increased accumulated undistributed investment income-net by $2,500 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus New York Municipal Cash Management increased accumulated undistributed investment income-net by $30,811 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Tax Exempt Cash Management increased accumulated undistributed investment income-net by $315,196 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus New York AMT-Free Municipal Cash Management increased accumulated undistributed investment income-net by $7,861 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

(f) Capital Support Agreement: Dreyfus Cash Management Plus, Inc., held notes (the “Notes”) issued by Lehman Brothers Holdings, Inc. (“Lehman”). In order to mitigate the negative impact of holding these securities in light of the bankruptcy of Lehman, on September 16, 2008, the fund entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon, the parent company of the fund’s adviser. Pursuant to the Agreement, BNY Mellon had agreed to provide capital support to the fund, subject to a maximum amount of $97.2 million (the “Maximum Capital Support Payment”), if any of the following events resulted in the fund’s net asset value falling below $0.9950:

(i)

Any final sale or other final liquidation of the Notes by the fund for cash in an amount, after deduction of costs, which is less than the amortized cost value of the Notes as of the date such sale or liquidation is consummated;

(ii)	Receipt by the fund of final payment on the Notes in cash in an amount less than the amortized cost value of the Notes less costs in respect thereof, as of the date such final payment is received; and
(iii)

The date upon which a court of competent jurisdiction over the matter discharges Lehman from liability in respect of the Notes, and such discharge results in the receipt of aggregate payments on the Notes in an amount less than the amortized cost value of the Notes, less costs in respect thereof, as of the date such final payment is received.

The Funds	85

NOTES TO FINANCIAL STATEMENTS (continued)

On September 9, 2009, the fund sold the Notes it held in Lehman, which obligated BNY Mellon to make payments to the fund pursuant to the terms of the Agreement. The fund received payments amounting to $68,406,721 and the Agreement was terminated.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant class of shares of each fund pursuant to these undertakings during the period ended January 31, 2011.

As to Dreyfus Cash Management Plus, Inc., the Manager had agreed from February 10, 2010 through November 4, 2010 to waive a portion of the expenses so that annual fund operating expenses (exclusive of Rule 12b-1 Service Plan expenses) were limited to .15% of the value of the fund’s average daily net assets.  The Manager had further agreed from November 5, 2010 through January 31, 2011 to waive a portion of the expenses so that annual fund operating expenses (exclusive of Rule 12b-1 Service Plan expenses) were limited to .18% of the value of the fund’s average daily net assets. This undertaking is voluntary, not contractual, and may be terminated at any time. The reduction in management fee for Dreyfus Cash Management Plus, Inc., pursuant to the undertaking, amounted to $3,700,529 during the period ending January 31, 2011.

As to Dreyfus New York AMT-Free Municipal Cash Management, the Manager had contractually agreed from February 1, 2010 until September 30, 2010, that the Manager, and not the fund, was liable for fund expenses

Table 4—Yield Floor Expense Reimbursement

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Cash	Government	Government	Treasury &	Treasury
	Dreyfus Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Institutional Shares ($)	—	—	257,503	425,452	1,708,423	9,849,033
Investor Shares ($)	3,475,693	514,145	4,325,429	1,306,410	4,833,009	11,054,303
Administrative Shares ($)	42,056	5,144	540,868	574,686	493,300	1,990,765
Participant Shares ($)	1,655,514	626,936	1,377,249	2,054,141	2,006,436	11,444,957
Service Shares ($)	—	177,938	—	—	24,885	—
Select Shares ($)	—	38,068	—	—	151,069	—
Agency Shares ($)	—	—	19,292	26,576	37,571	101,338
Premier Shares ($)	—	—	—	—	192,255	—

Table 4. (continued)

		Dreyfus	Dreyfus		Dreyfus	Dreyfus
		Municipal	New York	Dreyfus	California	New York
		Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
		Management	Cash	Cash	Municipal Cash	Municipal Cash
		Plus	Management	Management	Management	Management
Investor Shares ($)		352,578	351,329	549,349	68,513	72,302
Administrative Shares ($)		9,238	2,104	10,589	1,142	453
Participant Shares ($)		63,247	55,021	71,568	126,033	26
Agency Shares ($)		4	—	143	—	—
Classic Shares ($)		—	—	—	—	108,787

(exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which currently are borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares, Participant Shares, and Classic Shares, Rule 12b-1 Service Plan expenses. Effective October 1, 2010, the fund is liable for its own expenses. The reduction in management fee, pursuant to the undertaking, amounted to $149,199 during the period ended January 31, 2011.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares), Dreyfus Cash Management Plus, Inc.’s Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management’s Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management’s Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor, Administrative, Participant, Service, Select, Agency, Premier and Classic Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor, Participant, Service, Select and/or Premier Shares, automated teller check writing privileges and, in the case of Participant, Service, Select or Premier Shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2011.

Table 5—12b-1 Service Plan Fees

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	8,159,958	824,992	2,617,185	—	—	45,878	—	—
Dreyfus Cash Management Plus, Inc.	2,116,532	677,912	1,183,756	288,705	50,349	1	—	—
Dreyfus Government Cash Management	5,130,426	843,322	1,513,711	—	—	43,094	—	—
Dreyfus Government
Prime Cash Management	1,311,303	572,435	2,058,943	—	—	23,959	—	—
Dreyfus Treasury & Agency
Cash Management	4,708,874	439,153	1,956,678	24,642	149,642	33,513	187,318	—
Dreyfus Treasury Prime
Cash Management	8,791,192	1,213,213	9,829,181	—	—	39,182	—	—
Dreyfus Municipal Cash
Management Plus	754,204	456,897	95,294	—	—	252	—	—
Dreyfus New York Municipal
Cash Management	695,176	56,389	79,417	—	—	1	—	—
Dreyfus Tax Exempt Cash Management	952,069	90,278	95,149	—	—	659	—	—
Dreyfus California AMT-Free
Municipal Cash Management	150,899	14,074	190,377	—	—	1	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	164,207	7,376	40	—	—	—	—	147,525

The Funds	87

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each fund has adopted a Shareholder Services Plan (the “Plan”), with respect to their Institutional shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, providing reports and other information and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each fund was charged pursuant to the Plan during the period ended January 31, 2011.

The funds compensate Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the funds.Table 7 summarizes the amount each fund was charged during the period ended January 31, 2011, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 6—Shareholder Service Plan Fees

Institutional
Shares ($)
Dreyfus Cash Management	511,157
Dreyfus Cash Management Plus, Inc.	93,615
Dreyfus Government Cash Management	140,081
Dreyfus Government Prime Cash Management	55,126
Dreyfus Treasury & Agency Cash Management	606,433
Dreyfus Treasury Prime Cash Management	342,681
Dreyfus Municipal Cash Management Plus	38,276
Dreyfus New York Municipal Cash Management	12,562
Dreyfus Tax Exempt Cash Management	460,137
Dreyfus California AMT-Free Municipal Cash Management	4,975
Dreyfus New York AMT-Free Municipal Cash Management	5,394

Table 7—Transfer Agency Agreement Fees

Transfer Agency
Fees ($)
Dreyfus Cash Management	60,257
Dreyfus Cash Management Plus, Inc.	68,373
Dreyfus Government Cash Management	51,387
Dreyfus Government Prime Cash Management	41,348
Dreyfus Treasury & Agency Cash Management	30,141
Dreyfus Treasury Prime Cash Management	86,286
Dreyfus Municipal Cash Management Plus	4,548
Dreyfus New York Municipal Cash Management	8,239
Dreyfus Tax Exempt Cash Management	18,526
Dreyfus California AMT-Free Municipal Cash Management	1,874
Dreyfus New York AMT-Free Municipal Cash Management	5,737

The funds have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statements of Operations.

The funds compensate The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2011, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits pursuant to the cash management agreement, also summarized in Table 8.

The funds also compensate The Bank of NewYork Mellon under a custody agreement for providing custodial services for each fund. These fees were partially offset by earnings credits pursuant to the custody agreement, also summarized in Table 9 for each relevant fund.

Table 8—Cash Management Agreement Fees

	Cash Management
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	5,045	(332)
Dreyfus Cash Management Plus, Inc.	6,558	(430)
Dreyfus Government Cash Management	9,531	(627)
Dreyfus Government Prime Cash Management	7,240	(477)
Dreyfus Treasury & Agency Cash Management	5,511	(362)
Dreyfus Treasury Prime Cash Management	14,852	(976)
Dreyfus Municipal Cash Management Plus	237	(15)
Dreyfus New York Municipal Cash Management	610	(40)
Dreyfus Tax Exempt Cash Management	1,175	(77)
Dreyfus California AMT-Free Municipal Cash Management	54	(4)
Dreyfus New York AMT-Free Municipal Cash Management	311	(20)

Table 9—Custody Agreement Fees

	Custody
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	980,640	—
Dreyfus Cash Management Plus, Inc.	294,484	(7,999)
Dreyfus Government Cash Management	853,818	(2,688)
Dreyfus Government Prime Cash Management	184,462	—
Dreyfus Treasury & Agency Cash Management	494,989	(6,966)
Dreyfus Treasury Prime Cash Management	616,548	(6,920)
Dreyfus Municipal Cash Management Plus	97,622	—
Dreyfus New York Municipal Cash Management	90,697	—
Dreyfus Tax Exempt Cash Management	153,122	—
Dreyfus California AMT-Free Municipal Cash Management	36,385	—
Dreyfus New York AMT-Free Municipal Cash Management	24,927	—

The Funds	89

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended January 31, 2011, each fund (except for Dreyfus New York AMT-Free Municipal Cash Management) was charged $6,355 for services performed by the Chief Compliance Officer. Dreyfus NewYork AMT-Free Municipal Cash Management was charged $2,304 for services performed by the Chief Compliance Officer.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting.

(e) During the period ended January 31, 2011, BNY Mellon made voluntary capital contributions of $16,792,692 to Dreyfus Cash Management Plus, Inc. These contributions were made to reimburse Dreyfus Cash Management Plus, Inc. for previous realized losses experienced by Dreyfus Cash Management Plus, Inc.

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 120 billion shares of $.001 par value Common Stock.

Table 10—Due to The Dreyfus Corporation and Affiliates

		Rule 12b-1			Chief
		Distribution	Shareholder		Compliance	Transfer
	Management	Plan	Services Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	5,060,090	936,553	75,000	404,646	2,304	11,280	(414,984)
Dreyfus Cash
Management Plus, Inc.	1,174,268	363,154	15,000	126,264	2,304	16,283	(354,653)
Dreyfus Government
Cash Management	4,292,058	656,745	13,000	362,213	2,304	10,476	(628,286)
Dreyfus Government
Prime Cash Management	801,695	346,325	14,183	72,993	2,304	8,550	(540,885)
Dreyfus Treasury & Agency
Cash Management	1,922,458	605,280	41,000	187,702	2,304	6,790	(876,428)
Dreyfus Treasury Prime
Cash Management	3,769,430	1,561,350	71,000	250,853	2,304	18,252	(2,627,976)
Dreyfus Municipal
Cash Management Plus	191,487	99,042	4,000	41,235	2,304	937	(37,677)
Dreyfus New York Municipal
Cash Management	142,282	74,682	1,000	34,979	2,304	1,914	(42,758)
Dreyfus Tax Exempt
Cash Management	565,571	83,995	96,000	63,618	2,304	3,961	(44,716)
Dreyfus California AMT-Free
Municipal Cash Management	42,061	27,592	2,000	16,303	2,304	414	(14,357)
Dreyfus New York AMT-Free
Municipal Cash Management	27,631	17,547	—	7,161	2,304	1,660	(12,808)

NOTE 4—Reverse Repurchase Agreements:

Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the fund of an underlying debt instrument in return for cash proceeds based on a percentage of value of the security. The funds retain the right to receive interest and principal payments on the security.At an agreed upon future date, the funds repurchase the security at principal plus accrued interest. Reverse repurchase agreements may subject the funds to interest rate risk and counterparty credit risk. During the period ended January 31, 2011, neither fund entered into reverse repurchase agreements.

NOTE 5—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees/Directors.

The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustee/Director and/or common officers, complies with Rule 17a-7 of the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 of the Act during the period ended January 31, 2011.

NOTE 6—Other:

During the period ended January 31, 2011, Dreyfus New York AMT-Free Municipal Cash Management received regulatory settlement payments of $35,059 from an unaffiliated third party which are included in the Statements of Changes in Net Assets. The impact of these payments amounted to less than $.001 per share and the impact on total return amounted to less than .01% for each class of shares of the fund.

Table 11—Rule 17a-7 of the Act

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	1,229,075,000	1,031,875,000
Dreyfus New York Municipal Cash Management	439,000,000	406,480,000
Dreyfus Tax Exempt Cash Management	1,161,880,000	1,915,710,000
Dreyfus California AMT—Free Municipal Cash Management	208,025,000	264,549,000
Dreyfus New York AMT—Free Municipal Cash Management	81,295,000	69,745,000

The Funds	91
 For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX		
Dreyfus Cash Management Plus, Inc.	DCIXX	DCVXX	DCAXX	DCPXX	DSPXX	DPSXX	DASXX		
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX		
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX		
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX	
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX		
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX		
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX			DNCXX		
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX			DYEXX		
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX			DRMXX		
Dreyfus New York AMT-Free Municipal Cash Management	DYIXX	DYVXX	DDVXX	DHPXX					DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621

E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

CMGTAR0111

STATEMENT OF INVESTMENTS

Dreyfus Treasury Prime Cash Management

April 30, 2011 (Unaudited)

Annualized

Yield on Date

Principal

U.S. Treasury Bills--77.8%

of Purchase (%)

Amount ($)

Value ($)

5/5/11

0.02

940,000,000

939,997,658

5/12/11

0.04

1,321,759,000    1,321,741,440

5/19/11

0.06

1,973,560,000    1,973,505,889

5/26/11

0.12

1,275,000,000    1,274,890,626

6/2/11

0.08

650,000,000

649,955,333

6/9/11

0.08

700,000,000

699,942,312

6/16/11

0.17

300,000,000

299,935,153

6/23/11

0.12

1,900,000,000    1,899,678,135

6/30/11

0.09

1,166,000,000    1,165,823,554

7/7/11

0.10

193,000,000

192,963,048

7/14/11

0.11

1,800,000,000    1,799,584,778

7/21/11

0.03

750,000,000

749,944,028

7/28/11

0.08

1,463,905,000    1,463,624,328

8/11/11

0.18

650,000,000

649,671,481

8/18/11

0.16

250,000,000

249,876,996

8/25/11

0.16

430,000,000

429,785,239

9/1/11

0.17

100,000,000

99,942,771

Total U.S. Treasury Bills

(cost $15,860,862,769)

15,860,862,769

U.S. Treasury Notes--30.7%

5/2/11

0.14

1,854,000,000    1,854,036,277

5/2/11

0.24

376,000,000

376,047,532

5/31/11

0.04

60,000,000

60,041,261

5/31/11

0.08

1,304,000,000    1,309,145,165

6/30/11

0.04

166,000,000

167,385,231

6/30/11

0.10

1,025,000,000    1,026,744,549

8/1/11

0.07

400,000,000

404,825,115

8/1/11

0.08

392,000,000

392,909,662

8/31/11

0.10

150,000,000

150,446,213

9/30/11

0.22

300,000,000

305,315,908

9/30/11

0.23

200,000,000

200,637,231

Total U.S. Treasury Notes

(cost $6,247,534,144)

6,247,534,144

Total Investments (cost $22,108,396,913)

108.5%  22,108,396,913

Liabilities, Less Cash and Receivables

(8.5%)  (1,733,891,540)

Net Assets

100.0%  20,374,505,373

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

Adviser	Summit Portfolio Advisors, LLC P.O. Box 837 Denver, Colorado 80201
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $13,500

2010 - $12,500

(b)

Audit-Related Fees

2011 – None

2010 – None

(c)

Tax Fees

2011 – $3,000

2010 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2010

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $3,000

2010 - $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/6/11

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/6/11